Offerings - Offering: 1	Dec. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 11,500,008
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act of 1933, as amended (the “Securities Act”).